Share Capital and Share Premium - Summary of Ordinary Shares Issued and Fully Paid (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares	299,857,000	232,446,595
Par value		$ 0.04
Share capital	$ 11,994	$ 9,298
Share premium	772,300	677,674
Merger reserve	783,529	0
Total	$ 1,567,823	$ 686,972
Class A Ordinary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares	256,998,920	189,588,515
Par value	$ 0.04	$ 0.04
Share capital	$ 10,280	$ 7,584
Share premium	726,791	632,165
Merger reserve	783,529
Total	$ 1,520,600	$ 639,749
Class B Ordinary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares	42,858,080	42,858,080
Par value	$ 0.04	$ 0.04
Share capital	$ 1,714	$ 1,714
Share premium	45,509	45,509
Total	$ 47,223	$ 47,223